SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF MAJOR SUBSIDIARIES AND CONSOLIDATED VARIABLE INTEREST ENTITIES

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2023:

	Palace of Incorporation	Percentage of ownership
Beijing Ronglian Yitong Information Technology Co., Ltd.	PRC	VIE
Beijing Ronglian Qimo Technology Co., Ltd.	PRC	100%
Beijing Ronglian Guanghui Technology Co., Ltd.	PRC	100%
Beijing Baiyi High-tech Information Technology Co., Ltd.	PRC	100%
Beijing Ronglian Huitong Technology Information Co., Ltd.	PRC	100%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.	PRC	100%
Cloopen Japan Co., Ltd.	Japan	100%
Anxun Guantong (Beijing) Technology Co., Ltd.	PRC	100%
Cloopen limited	HK	100%

SCHEDULE OF CASH ON HAND AND CASH AT BANK

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2022	2023
	RMB	RMB
Cash on hand	23	-
Cash balances include deposits in: Financial institutions in the mainland of the PRC
—Denominated in Renminbi (“RMB”)	209,053	237,178
—Denominated in US$	142,257	58,722
Total cash balances held at mainland PRC financial institutions	351,310	295,900
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”)
—Denominated in US$	105,357	30,882
Total cash balances held at HKSAR financial institutions	105,357	30,882
Financial institutions in Japan
—Denominated in Japanese Yen	53,464	28,544
— Denominated in United Stated Dollars (“USD”)	-	14,720
Total cash balances held at Japan financial institutions	53,464	43,264
Financial institutions in Malaysia
—Denominated in Malaysian Ringgit	328	413
—Denominated in US$	3,099	286
Total cash balances held at Malaysia financial institutions	3,427	699
Financial institutions in Singapore
—Denominated in SGD	7,513	6,153
— Denominated in United Stated Dollars (“USD”)	301	46
Total cash balances held at Singapore financial institutions	7,814	6,199
Financial institutions in the United States
—Denominated in USD	5,047	-
Total cash balances held at the United States financial institutions	5,047	-
Financial institutions in Korean
— Denominated in Korean Won (“KRW”)	298	280
— Denominated in United Stated Dollars (“USD”)	-	227
Total cash balances held at Korean financial institutions	298	507
Financial institutions in Mexico
— Denominated in United Stated Dollars (“USD”)	-	496
Total cash balances held at Korean financial institutions	-	496
Total cash balances held at financial institutions	526,717	377,947
Total cash balances	526,740	377,947

SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS	Term deposits maintained at financial institutions consist of the following:
	2022	2023
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	915,845	545,368

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

The estimated useful lives are as follows:

Computer and office equipment	3-5 years
Furniture and fixtures	3-5 years
Motor vehicles	4-5 years
Buildings	20 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

The estimated useful lives of intangible assets are as follows:

Software copyrights	8 years
Telecommunication business operation licenses	3-5 years
Technology	6-10 years
Non-compete arrangements	4-7 year
Customer relationship	3-10 years
Trademark	10 years
Order backlogs	1-4 years
Software	3-8 years

SCHEDULE OF ACCOUNTS RECEIVABLE NET

	December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	214,923	243,772	34,335
Allowance for credit loss	(81,247)	(99,647)	(14,035)
Accounts receivable, net	133,676	144,125	20,300

The following movement represents the movement in the allowance for credit losses:

	Year ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	57,360	81,247	11,443
Adoption of ASC326	-	(183)	(26)
Provisions	23,887	18,583	2,617
Write-off	-	-	-
Balance at the end of the year	81,247	99,647	14,034

SCHEDULE OF CONTRACT ASSETS NET

	December 31,
	2022	2023
	RMB	RMB	US$
Contract assets	63,144	36,469	5,136
Allowance for credit loss	(12,306)	(10,362)	(1,459)
Contract assets, net	50,838	26,107	3,677

The following movement represents the movement in the allowance for credit losses:

	Year ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	10,604	12,306	1,733
Adoption of ASC326	-	379	53
Provisions	1,702	(2,323)	(327)
Write-off	-	-	-
Balance at the end of the year	12,306	10,362	1,459